OTHER INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets
	December 31, 2022			December 31, 2021
	Carrying Amount	Accumulated Amortization	Net Book Value	Carrying Amount	Accumulated Amortization	Net Book Value
Customers relationships & Other	$8,734	$8,112	$622	$8,734	$7,798	$936
IP & Technology	7,019	4,898	2,121	7,019	4,524	2,495
Capitalized software development costs	9,614	6,740	2,874	8,001	5,822	2,179
	$25,367	$19,750	$5,617	$23,754	$18,144	$5,610